Document and Entity Information	May 01, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001735184
Document Period End Date	May 01, 2020
Entity Registrant Name	Retail Value Inc.
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity File Number	1-38517
Entity Incorporation, State or Country Code	OH
Entity Tax Identification Number	34-1723097
Entity Address, Address Line One	3300 Enterprise Parkway
Entity Address, City or Town	Beachwood
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44122
City Area Code	216
Local Phone Number	755-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Shares, Par Value $0.10 Per Share
Trading Symbol	RVI
Name of each exchange on which registered	NYSE